Other Non-Current Assets, Net - Schedule of Allowance for Expected Credit Losses of Other Current Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses of Other Current Assets [Abstract]
Balance at the beginning of the year	¥ 4,032	¥ 2,930
Current period allowance for expected credit losses	29,042	1,102
Balance at the end of the year	¥ 33,074	¥ 4,032